Commitments for Expenditure - Summary of Commitments For Acquisition of Property, Plant and Equipment (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Purchase of cable (PVC, 1C, 2000SQ) 153,000M and others (Shin-Bupyung-Youngseo)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	₩ 57,203	₩ 57,046
Commitments for expenditure remaining liability balances	12,595	16,240
Purchase of cable (PVC, 1C, 2500SQ) 103,374M and others (Bukdangjin-Shin-Tangjung)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	50,151	46,616
Commitments for expenditure remaining liability balances	37,638	34,102
Purchase of GIS (362kV, 6300A, 63kA) 23CB – Youngseo S/S
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	37,168	36,143
Commitments for expenditure remaining liability balances	16,788	25,292
Purchase of GIS (362kV, 6300A, 63kA) 26CB – Hwasung S/S
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	0	40,010
Commitments for expenditure remaining liability balances	0	5,540
Purchase of GIS (362kV, 6300A, 63kA) 27CB – Kwangyang S/S
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	37,744	37,744
Commitments for expenditure remaining liability balances	140	140
Purchase of cable (PVC, 1C, 2500SQ) 100,548M and others
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	58,269	56,860
Commitments for expenditure remaining liability balances	3,883	34,576
Purchase of GIS (362kV, 6300A, 63kA) 25CB – Migeum S/S
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	33,841	32,000
Commitments for expenditure remaining liability balances	25,641	26,700
Advanced E-Type low-pressure electronic power meter 1,320,000 ea
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	0	65,972
Commitments for expenditure remaining liability balances	0	23,262
Purchase of cable (PVC, 1C, 2000SQ) 5,862M and others (Baekun-Gwangyanghang)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	35,949	34,423
Commitments for expenditure remaining liability balances	3,232	23,297
Purchase of cable (TR CNCE-W,1C,325SQ) 1,016,000M
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	0	66,581
Commitments for expenditure remaining liability balances	0	40,254
Purchase of cable (TR CNCE-W,1C,600SQ) 485,000M
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	0	46,194
Commitments for expenditure remaining liability balances	0	37,810
Purchase of cable (TR CNCE-W/AL,1C,400SQ) 3,303,900M
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	0	87,382
Commitments for expenditure remaining liability balances	0	83,628
Concrete pole (10M, general purpose, 350KGF) 126,948 ea and five other equipments
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	202,795	188,338
Commitments for expenditure remaining liability balances	95,428	168,456
Purchase of GIS (362KV, 6300A, 63KA) 19 – Shinyangsan S/S
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	31,834	31,464
Commitments for expenditure remaining liability balances	17,334	31,464
Purchase Of Cable (Pvc, 1c, 2500sq) 57,868m And Others (Goduk-Seoansung)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	40,937	0
Commitments for expenditure remaining liability balances	3,748	0
Purchase of cable (PVC, 1C, 2000SQ) 87,732M and others (Eulwangboonki)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	36,155	0
Commitments for expenditure remaining liability balances	10,274	0
GIS(362KV,6300A,63KA) 18 – Wolsung S/Y
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	32,090	0
Commitments for expenditure remaining liability balances	32,090	0
Purchase of cable (FR CNCO-W,1C,325SQ) 672,300M
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	31,387	0
Commitments for expenditure remaining liability balances	19,213	0
Purchase of cable (TR CNCE-W,1C,325SQ) 1,342,000M
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	75,620	0
Commitments for expenditure remaining liability balances	40,497	0
Purchase of cable (TR CNCE-W,1C,600SQ) 377,000M
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	31,851	0
Commitments for expenditure remaining liability balances	17,478	0
Purchase of cable (TR CNCE-W/AL,1C,400SQ) 2,175,300M
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	53,064	0
Commitments for expenditure remaining liability balances	29,436	0
System stabilization ESS equipment (Bubuk S/S) 1 Type
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	222,300	0
Commitments for expenditure remaining liability balances	222,300	0
System stabilization ESS equipment (Shinnamwon S/S) Type 1
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	211,500	0
Commitments for expenditure remaining liability balances	211,500	0
System stabilization ESS equipment (Yeongcheon S/S) Type 1
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	73,104	0
Commitments for expenditure remaining liability balances	73,104	0
Construction of Saeul Units (#3,4)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	9,800,424	9,800,424
Commitments for expenditure remaining liability balances	2,455,673	3,479,667
Construction of Shin-Hanul Units (#1,2)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	10,327,372	9,745,123
Commitments for expenditure remaining liability balances	97,889	0
Other 36 contracts
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	853,941	792,485
Commitments for expenditure remaining liability balances	425,149	620,593
Service of designing Seoul Combined Units (#1,2)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	31,148	31,841
Commitments for expenditure remaining liability balances	0	934
Purchase of furnace for construction of Shin-Seocheon Thermal Power Plant
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	305,209	305,209
Commitments for expenditure remaining liability balances	5,132	7,722
Purchase of turbine generator for construction of Shin-Seocheon Thermal Power Plant
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	107,333	105,226
Commitments for expenditure remaining liability balances	6,214	6,301
Purchase of main machine for Jeju LNG Combined
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	166,287	166,287
Commitments for expenditure remaining liability balances	10,898	10,972
Purchase of equipments for the construction project of Boryeong indoor coal storage yard
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	318,197	317,350
Commitments for expenditure remaining liability balances	287,965	317,350
Service of designing Taean Units (#9,10)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	112,909	112,909
Commitments for expenditure remaining liability balances	12,468	12,623
Purchase of gas turbine and turbine equipment of Gimpo combined heat & power plant
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	126,302	126,302
Commitments for expenditure remaining liability balances	32,748	61,735
Purchase of steam turbine, hrsg and power block of gimpo combined heat & power plant
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	221,997	214,053
Commitments for expenditure remaining liability balances	38,714	138,244
Construction of Gimpo Combined Heat & Power Plant
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	181,798	130,015
Commitments for expenditure remaining liability balances	56,558	86,323
Purchase of gas turbines, steam turbines, and accessories for Gumi natural gas power plant
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	197,983	0
Commitments for expenditure remaining liability balances	197,983	0
Construction of Gumi natural gas power plant
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	204,094	0
Commitments for expenditure remaining liability balances	204,094	0
Installation of natural gas supply facility at Gumi natural gas power plant
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	70,620	0
Commitments for expenditure remaining liability balances	70,620	0
Purchase of coal handling machine for construction of Samcheok Units (#1,2)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	299,048	286,571
Commitments for expenditure remaining liability balances	6,687	6,215
Purchase of main equipment for Namjeju
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	140,144	140,144
Commitments for expenditure remaining liability balances	3	3
Purchase of main equipment for Shin-Sejong Combined Thermal Power Plant
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	234,392	234,392
Commitments for expenditure remaining liability balances	32,472	200,122
Purchase of Hadong thermal power indoor carboniferous plant
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	162,814	148,800
Commitments for expenditure remaining liability balances	105,504	129,042
Purchase of phase 1 power generation facility for Yeongwol fuel cells
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	0	88,449
Commitments for expenditure remaining liability balances	0	1,523
Purchase of phase 2 power generation facility for Yeongwol fuel cells
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	86,100	0
Commitments for expenditure remaining liability balances	30,527	0
Purchase of fuel cell power generation facilities for the fifth stage of Shinincheon headquarters
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	81,960	0
Commitments for expenditure remaining liability balances	₩ 81,960	₩ 0